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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MORNINGSTAR INVESTMENT SERVICES, INC.
                 -------------------------------------
   Address:      22 WEST WASHINGTON STREET
                 -------------------------------------
                 CHICAGO, IL  60602
                 -------------------------------------

Form 13F File Number: 28-13657
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    LISA DERNER
         -------------------------------
Title:   COMPLIANCE OFFICER
         -------------------------------
Phone:   (312) 384-5437
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ LISA DERNER                CHICAGO, IL       MAY 3, 2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 121
                                        --------------------

Form 13F Information Table Value Total: $234,721
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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Form 13F Information Table

                                                          Value    Share     Share/   Put/ Investment  Other       Voting Authority
        Name of Issuer       Title of Class  CUSIP      (x$1000)   Amount   Principal Call Discretion Managers   Sole   Shared  None
AT&T INC                           COM       00206R102     1,453    47,484     SH             Sole              47,484
Abbott Labs                        COM       002824100     6,107   124,514     SH             Sole             124,514
ACTIVISION BLIZZARD INC            COM       00507V109       133    12,143     SH             Sole              12,143
ACTUATE CORP                    CL A NEW     00508X203       209     7,212     SH             Sole               7,212
Altria Group Inc.                  COM       02209S103     2,493    95,785     SH             Sole              95,785
AMERICAN EAGLE OUTFITTERS NE       COM       02553E106       281    17,662     SH             Sole              17,662
American Express Co                COM       025816109     1,070    23,666     SH             Sole              23,666
AmeriGas Partners L P          UNIT LP INT   030975106       569    11,849     SH             Sole              11,849
Amgen Inc                          COM       031162100       442     8,264     SH             Sole               8,264
Apollo Group Inc                  CL A       037604105     1,125    26,978     SH             Sole              26,978
Applied Matls Inc                  COM       038222105     2,730   174,763     SH             Sole             174,763
Autodesk Inc.                      COM       052769106       569    12,905     SH             Sole              12,905
Automatic Data Processing In       COM       053015103       988    19,257     SH             Sole              19,257
Avon Prod Inc                      COM       054303102       849    31,387     SH             Sole              31,387
BB&T Corp                          COM       054937107     2,953   107,572     SH             Sole             107,572
Bank of New York Mellon Corp       COM       064058100       300    10,030     SH             Sole              10,030
Baxter Intl Inc                    COM       071813109       916    17,037     SH             Sole              17,037
Becton, Dickinson & Co             COM       075887109       289     3,630     SH             Sole               3,630
Bemis Inc                          COM       081437105     1,089    33,187     SH             Sole              33,187
Berkshire Hathaway Inc DEL        CL B       084670702     1,279    15,284     SH             Sole              15,284
Blackrock Inc                      COM       09247X101       561     2,791     SH             Sole               2,791
CVS Caremark Corporation           COM       126650100       462    13,457     SH             Sole              13,457
Capital One Finl Corp              COM       14040H105       604    11,629     SH             Sole              11,629
CarMax Inc                         COM       143130102       614    19,115     SH             Sole              19,115
Carter Inc                         COM       146229109       354    12,369     SH             Sole              12,369
CEMEX SAB DE CV               SPON ADR NEW   151290889       249    27,837     SH             Sole              27,837
Cisco Sys Inc                      COM       17275R102     1,472    85,820     SH             Sole              85,820
Cintas Corp                        COM       172908105       528    17,468     SH             Sole              17,468
Clorox Co DEL                      COM       189054109     1,707    24,357     SH             Sole              24,357
CLOUD PEAK ENERGY INC              COM       18911Q102       492    22,789     SH             Sole              22,789
Comcast Corp NEW                  CL A       20030N101       532    21,514     SH             Sole              21,514
Compass Minerals Intl Inc          COM       20451N101     2,050    21,921     SH             Sole              21,921
CORELOGIC INC                      COM       21871D103       604    32,681     SH             Sole              32,681
Diageo PLC                    SPON ADR NEW   25243Q205     2,278    29,892     SH             Sole              29,892
Disney Walt Co                 COM DISNEY    254687106       364     8,456     SH             Sole               8,456
Discover Finl Svcs                 COM       254709108     2,651   109,923     SH             Sole             109,923
eBay Inc                           COM       278642103       670    21,575     SH             Sole              21,575
Energizer Hldgs Inc                COM       29266R108       262     3,685     SH             Sole               3,685

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
Energy Transfer Prtnrs L P   UNIT LTD PARTN  29273R109       752    14,528     SH             Sole              14,528
ENERGY TRANSFER EQUITY L P   COM UT LTD PTN  29273V100       899    19,992     SH             Sole              19,992
Exelon Corp                        COM       30161N101     4,317   104,669     SH             Sole             104,669
Exxon Mobil Corp                   COM       30231G102     3,101    36,863     SH             Sole              36,863
FIDELITY NATIONAL FINANCIAL       CL A       31620R105       229    16,205     SH             Sole              16,205
First Amern Finl Corp              COM       31847R102     1,342    81,358     SH             Sole              81,358
FIRSTMERIT CORP                    COM       337915102       318    18,636     SH             Sole              18,636
Firstenergy Corp                   COM       337932107     2,460    66,329     SH             Sole              66,329
France Telecom                Sponsored ADR  35177Q105     1,697    75,411     SH             Sole              75,411
General Dynamics Corp              COM       369550108       748     9,776     SH             Sole               9,776
General Electric Co                COM       369604103     3,554   177,225     SH             Sole             177,225
Genuine Parts Co                   COM       372460105       912    16,997     SH             Sole              16,997
Graco Incorporated                 COM       384109104       940    20,668     SH             Sole              20,668
Health Care REIT Inc               COM       42217K106     1,952    37,221     SH             Sole              37,221
Hewlett Packard Co                 COM       428236103       361     8,815     SH             Sole               8,815
Home Depot Inc                     COM       437076102       298     8,042     SH             Sole               8,042
Illinois Tool Wks Inc              COM       452308109       242     4,496     SH             Sole               4,496
Intel Corp                         COM       458140100       221    10,967     SH             Sole              10,967
International Game Technolog       COM       459902102       202    12,420     SH             Sole              12,420
International Speedway Corp       CL A       460335201     1,892    63,489     SH             Sole              63,489
iShares TR                   IBOXX INV CPBD  464287242     7,741    71,547     SH             Sole              71,547
JPMorgan Chase & Co.               COM       46625H100       682    14,789     SH             Sole              14,789
Johnson & Johnson                  COM       478160104     4,185    70,635     SH             Sole              70,635
KLA-Tencor Corp                    COM       482480100     1,306    27,596     SH             Sole              27,596
Kimberly Clark Corp                COM       494368103       340     5,211     SH             Sole               5,211
Kinder Morgan Energy Partner UT LTD PARTNER  494550106     1,412    19,064     SH             Sole              19,064
Kinder Morgan Management LLC       SHS       49455U100       589     8,975     SH             Sole               8,975
Lowes Cos Inc                      COM       548661107     3,559   134,664     SH             Sole             134,664
Magellan Midstream Prtnrs LP COM UNIT RP LP  559080106     2,787    46,553     SH             Sole              46,553
MARTIN MARIETTA MATLS INC          COM       573284106       285     3,178     SH             Sole               3,178
MasterCard Inc                    CL A       57636Q104       713     2,832     SH             Sole               2,832
Maxim Integrated Prods Inc         COM       57772K101       901    35,181     SH             Sole              35,181
McCormick & Co Inc             COM NON VTG   579780206       639    13,358     SH             Sole              13,358
Medtronic Inc                      COM       585055106       396    10,061     SH             Sole              10,061
Merck & Co Inc New                 COM       58933Y105       355    10,750     SH             Sole              10,750
Microsoft Corp                     COM       594918104     1,389    54,691     SH             Sole              54,691
Molson Coors Brewing Co           CL B       60871R209       717    15,290     SH             Sole              15,290
Monsanto Co New                    COM       61166W101       428     5,928     SH             Sole               5,928
National Grid PLC             SPON ADR NEW   636274300     1,819    37,863     SH             Sole              37,863
Navigant Consulting Inc            COM       63935N107     1,052   105,279     SH             Sole             105,279
Novartis A G                  SPONSORED ADR  66987V109     2,569    47,259     SH             Sole              47,259
Nstar                              COM       67019E107     1,864    40,283     SH             Sole              40,283
Nustar Energy LP                UNIT COM     67058H102       585     8,621     SH             Sole               8,621
Paychex Inc                        COM       704326107     2,808    89,450     SH             Sole              89,450

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
Pepsico Inc                        COM       713448108     1,211    18,796     SH             Sole              18,796
Petrohawk Energy Corp              COM       716495106       364    14,825     SH             Sole              14,825
Pfizer Inc                         COM       717081103     1,891    93,128     SH             Sole              93,128
Philip Morris Intl Inc             COM       718172109     1,936    29,501     SH             Sole              29,501
Procter & Gamble Co                COM       742718109     2,256    36,618     SH             Sole              36,618
PUBLIC SVC ENTERPRISE GROUP        COM       744573106       281     8,914     SH             Sole               8,914
Qualcomm Inc                       COM       747525103       282     5,136     SH             Sole               5,136
Range Res Corp                     COM       75281A109     1,205    20,612     SH             Sole              20,612
Realty Income Corp                 COM       756109104     2,156    61,679     SH             Sole              61,679
REPUBLIC SVCS INC                  COM       760759100       328    10,924     SH             Sole              10,924
St Joe Co                          COM       790148100     3,017   120,335     SH             Sole             120,335
Select Sector SPDR TR        SBI HEALTHCARE  81369Y209    10,688   322,808     SH             Sole             322,808
Sonic Corp                         COM       835451105       193    21,300     SH             Sole              21,300
Spectra Energy Corp                COM       847560109     4,225   155,458     SH             Sole             155,458
Stryker Corp                       COM       863667101     1,073    17,647     SH             Sole              17,647
Sysco Corp                         COM       871829107     2,329    84,078     SH             Sole              84,078
3M Co                              COM       88579Y101     2,125    22,731     SH             Sole              22,731
TransCanada Corp                   COM       89353D107     2,105    51,945     SH             Sole              51,945
Transocean Ltd                   REG SHS     H8817H100       886    11,372     SH             Sole              11,372
US Bancorp Del                   COM NEW     902973304     2,403    90,916     SH             Sole              90,916
Ultra Petroleum Corp               COM       903914109       604    12,254     SH             Sole              12,254
United Parcel Service Inc         CL B       911312106     1,735    23,344     SH             Sole              23,344
Vanguard Specialized Portfol   DIV APP ETF   921908844     9,700   174,749     SH             Sole             174,749
Vanguard Intl Equity Index F   EMR MKT ETF   922042858     4,722    96,458     SH             Sole              96,458
Vanguard World Fds            INF TECH ETF   92204A702     5,323    82,882     SH             Sole              82,882
Vanguard Index Fds            SMALL CP ETF   922908751     3,446    43,632     SH             Sole              43,632
Vanguard Index Fds             STK MRK ETF   922908769    43,999   640,363     SH             Sole             640,363
VIMICRO INTL CORP                  ADR       92718N109        32    10,769     SH             Sole              10,769
Visa Inc                        COM CL A     92826C839       258     3,501     SH             Sole               3,501
Vulcan Matls Co                    COM       929160109       983    21,571     SH             Sole              21,571
Wal Mart Stores Inc                COM       931142103       965    18,537     SH             Sole              18,537
Walgreen Co                        COM       931422109       324     8,063     SH             Sole               8,063
Waste Mgmt Inc Del                 COM       94106L109       815    21,836     SH             Sole              21,836
WellPoint Inc                      COM       94973V107       603     8,641     SH             Sole               8,641
Wells Fargo Co NEW                 COM       949746101     3,106    97,937     SH             Sole              97,937
Westar Energy Inc                  COM       95709T100     1,328    50,262     SH             Sole              50,262
Western Un Co                      COM       959802109     2,170   104,467     SH             Sole             104,467
WISDOMTREE TRUST             JP SMALLCP DIV  97717W836     5,143   119,371     SH             Sole             119,371
Zimmer Hldgs Inc                   COM       98956P102       655    10,824     SH             Sole              10,824